SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
TD 401(k) Retirement Plan
EBP, Accounting Policy [Line Items]
Administrative expenses	$ 1,436,387	$ 1,362,089